Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other administrative expenses [Member]
Schedule of components of other administrative expenses

	12/31/2024	12/31/2023	12/31/2022
Data processing and information technology	(797,626)	(779,453)	(696,092)
Third party services and financial system services (a)	(424,819)	(269,172)	(286,294)
Advertisement and marketing	(234,989)	(93,512)	(137,942)
Rent, condominium fee and property maintenance	(69,313)	(62,870)	(60,513)
Provisions for contingencies	(49,120)	(38,611)	(25,931)
Insurance expenses	(13,131)	(25,620)	(15,870)
Others (b)	(180,058)	(192,111)	(271,842)
Total	(1,769,055)	(1,461,348)	(1,494,484)

(a)    Previously presented in the following line: Financial system services
(b)    Previously presented in the following line: Portability expenses